AVAILABLE-FOR-SALE SECURITIES, AT FAIR VALUE	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
AVAILABLE-FOR-SALE SECURITIES, AT FAIR VALUE
7.	AVAILABLE-FOR-SALE SECURITIES, AT FAIR VALUE
Convertible Promissory Note
—The Company holds a convertible promissory note in a separate unrelated insurance technology company. In November 2021, the Company purchased a $250,000 note and then purchased an additional note in January 2022 for $250,000 as part of the Tranche 5 offering (“Tranche 5 Promissory Note”). The Tranche 5 Promissory Note pays 6% interest per annum. The Tranche 5 Promissory Note matures on November 12, 2023 (“Maturity Date”) and will be paid in full as to outstanding principal and accrued interest on the Maturity Date unless the Tranche 5 Promissory Note converts prior to the 2023 Maturity Date. Conversion into preferred shares occurs if the technology company engages in an additional equity financing event that yields gross cash proceeds in excess of $1,000,000 (“Next Equity Financing”).
In October 2022, the Company purchased an additional convertible promissory note in the same unrelated insurance technology company for $500,000 as part of the Tranche 6 offering
(“Tranche 6 Promissory Note” and collectively, the “Convertible Promissory Notes”). The Tranche 6 Promissory Note pays eight percent (8)% interest per annum and matures September 30, 2024 (“2024 Maturity Date”) and will be paid in full as to outstanding principal and accrued interest on the 2024 Maturity Date unless the Tranche 6 Promissory Note converts prior to the 2024 Maturity Date. Conversion into preferred shares occurs if the technology company engages in an additional equity financing event that yields gross cash proceeds in excess of $5,000,000 (“Next Round Securities”).
The Company applies the
available-for-sale
method of accounting for its investment in the Convertible Promissory Note, which is a debt investment. The Convertible Promissory Note does not qualify for either the held-to-maturity
method due to the Convertible Promissory Note’s conversion rights or the trading securities method because the Company holds the Convertible Promissory Note as a long-term investment. The Convertible Promissory Notes are measured at fair value at each reporting period-end.
Unrealized gains and losses are reported in other comprehensive income until realized. As of December 31, 2022 and June 30, 2023, the Company evaluated the fair value of its investment and determined that the fair value approximates the carrying value of $1,000,000 and there was no unrealized gain or loss recorded.